RELATED PARTY TRANSACTIONS (Details - Balance Sheet) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Due from related parties	$ 65	$ 60
Due to related parties	101	112
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Due from related parties	55	54
Due to related parties	54	48
Accrued distributions payable on LP Units and Redeemable/Exchangeable partnership units	35	32
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Due from related parties	10	6
Due to related parties	$ 12	$ 32